Stockholders’ Deficit and Mezzanine Equity (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2026	Jun. 30, 2025
Stockholders’ Deficit and Mezzanine Equity [Abstract]
Schedule of Redemption Value of Shares of Series A Preferred Stock

The following table illustrates the redemption value of the shares of Series A preferred Stock in the offering:

Redeemable Series A Preferred Stock
Initial fair value of the Series A Preferred Stock	115,000,000
Accretion of Series B issuances	5,000,000
Balance as of June 30, 2024	120,000,000
Reclass from Mezzanine Equity to Permanent Equity	120,000,000
Balance as of June 30, 2025	-

Schedule of Outstanding Stock Warrants

The following is a summary of outstanding stock warrants as of the nine months ended March 31, 2026, and June 30, 2025:

	Number of Shares	Weighted Average Shares	Weighted Average Remaining Life (years)	Intrinsic Value
Warrants outstanding as of June 30, 2024	8,156,087	$4.72	$1.7	$26,716,879
Warrants exercisable as of June 30, 2024	8,069,238	$4.75	$1.7	$26,195,785
Issued	(100,000)	-	-	-
Expired and forfeited	-	-	-	-
Exercised	-	-	-	-
Warrants outstanding as of June 30, 2025	8,056,087	$4.76	$0.7	$26,116,879
Warrants exercisable as of June 30, 2025	8,056,087	$4.76	$0.7	$26,116,879
Issued	-	-	-
Expired and forfeited	(7,368,587)	-	-
Exercised	-	-	-
Warrants outstanding as of March 31, 2026	687,500	$1.29	1.6	$4,615,000
Warrants exercisable as of March 31, 2026	687,500	$1.29	1.6	$4,615,000

The following is a summary of outstanding stock warrants as of the years ended June 30, 2025, and 2024:

	Number of Shares	Weighted Average Shares	Weighted Average Remaining Life (years)	Intrinsic Value
Warrants as of June 30, 2023	$13,056,087	$3.13	$2.6	$8,245,525
Issued	100,000	-	-	600,000
Expired and forfeited	-	-	-	-
Exercised	(5,000,000)	-	-	-
Warrants outstanding as of June 30, 2024	$8,156,087	$4.72	$1.7	$26,716,879
Warrants exercisable as of June 30, 2024	$8,069,238	$4.75	$1.7	$26,195,785
Issued	-	-	-
Expired and forfeited	(100,000)	-	-
Exercised	-	-	-
Warrants outstanding as of June 30, 2025	$8,056,087	$4.76	$0.7	$26,116,879
Warrants exercisable as of June 30, 2025	$8,056,087	$4.76	$0.7	$26,116,879

Schedule of Classes of Outstanding Stock Warrants
Exercise Price ($)	Warrants outstanding as of March 31, 2026	Warrants outstanding as of June 30, 2025

$0.25	-	137,017
$0.60	675,000	675,000
$1.75	-	2,458,446
$3.00	12,500	4,718,125
$4.00	-	67,500
	687,500	8,056,087

Exercise Price ($)	Warrants outstanding as of June 30, 2025	Warrants outstanding as of June 30, 2024

$0.25	137,017	137,017
$0.60	675,000	675,000
$2.00	-	100,000
$1.75	2,458,446	2,458,446
$3.00	4,718,125	4,718,125
$4.00	67,500	67,500
	8,056,087	8,156,087

Schedule of Outstanding Stock Options

The following is a summary of outstanding stock options as of March 31, 2026, and June 30, 2025:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Intrinsic Value
Options outstanding as of June 30, 2025	953,892	$4.48	6.53	$3,353,616
Options exercisable as of June 30, 2025	860,083	$4.11	6.64	$-
Issued	-	-	-	-
Canceled	(27,519)	-	-	-
Expired	-	-	-	-
Options outstanding as of March 31, 2026	926,373	$4.41	5.70	$3,328,272
Options exercisable as of March 31, 2026	898,825	$4.20	5.50	$-

The following is a summary of outstanding stock options as of June 30, 2025, and 2024:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (years)	Intrinsic Value
Options outstanding as of June 30, 2024	$932,592	$4.05	$7.43	$3,683,808
Options exercisable as of June 30, 2024	$806,614	$3.99	$7.03	$-
Issued	127,410	7.86	9.28	-
Canceled	(106,110)	-	-	-
Expired	-	-	-	-
Options outstanding as of June 30, 2025	$953,892	$4.48	$6.53	$3,353,616
Options exercisable as of June 30, 2025	$860,083	$4.11	$6.15	$-

Schedule of Vesting Terms of Outstanding Stock Options

The following are the vesting terms associated with those shares:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	784,236	Graded Vesting	1/6th vested on July 1, 2021, remainder vests over the next 18th months using the graded vesting method, until the option is 100% vested.
Tranche 2	139,377	Straight-line	1/24th will vest on a straight-line monthly basis until the option is 100% vested.
Tranche 3	2,760	Graded Vesting	1/6th vests on grant date, remainder vests over the next 30 months using the graded vesting method, until the option is 100% vested.
Total	926,373

The following are the vesting terms associated with those shares:

Tranche	Shares Granted	Vesting Method	Vesting Terms
Tranche 1	784,236	Graded Vesting	1/6th vested on July 1, 2021, remainder vests over the next 18th months using the graded vesting method, until the option is 100% vested.
Tranche 2	166,896	Straight-line	1/24th will vest on a straight-line monthly basis until the option is 100% vested.
Tranche 3	2,760	Graded Vesting	1/6th vests on grant date, remainder vests over the next 30 months using the graded vesting method, until the option is 100% vested.
Total	953,892

Schedule of Weighted average Grant Share-Based Awards

The Black-Scholes option-pricing model includes the following weighted average assumptions to determine the grant share-based awards:

	Years Ended June 30,
	2025	2024
Assumptions:
Risk-free interest rate	0.42-4.45%	3.90-4.77%
Expected dividend yield	0%	0%
Expected volatility	62.51-77.84%	60.41-62.84%
Expected life (in years)	5.52	5.52